Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012	9 Months Ended
Sep. 30, 2013
Disclosure Text Block Supplement [Abstract]
Subsequent Event, Pro Forma Business Combinations or Disposals [Text Block]

13. Pro- Forma Operating Income for the Nine Months Ended September 30, 2013 and 2012

The following table presents Pro-Forma Operating Income (Loss) for the Company for the nine months ended September 30, 2013 and 2012 based on the assumption that both Reach Media and Symon had been acquired on January 1, 2012. Operating expenses do not included any acquisition related expenses. In addition, the analysis includes the effect of the following entries required under GAAP purchase accounting guidelines:

●	Amortization expense includes amortization of the fair value Intangible Assets that were acquired.

●	Revenues have been reduced due to an adjustment of deferred revenue existing at the acquisition date to market value at the acquisition date.

	September 30, 2013	September 30, 2012
Revenues	49,831,431	45,503,534
Cost of Revenues	26,528,456	22,265,113
Gross Profit	23,302,975	23,238,421
Operating Expenses	31,255,745	29,482,991
Operating Income (Loss)	(7,952,770)	(6,244,570)